Fair value measurement - Contingent consideration, Contingent copper consideration, key inputs (Details)	Dec. 31, 2024 $ / lb	Dec. 31, 2023 $ / lb
Price volatility
Assumptions used for valuation
Significant unobservable input, liabilities	0.4923	0.5335
Risk-free rate
Assumptions used for valuation
Significant unobservable input, liabilities	0.0402	0.0439
Contingent copper consideration | Long-term price
Assumptions used for valuation
Significant unobservable input, liabilities	4.25	3.81
Contingent copper consideration | Spot price
Assumptions used for valuation
Significant unobservable input, liabilities	3.92	3.84
Contingent copper consideration | Price volatility
Assumptions used for valuation
Significant unobservable input, liabilities	20.7	25.12
Contingent copper consideration | Annual inflation rate
Assumptions used for valuation
Significant unobservable input, liabilities	1.07	1.14
Contingent copper consideration | Risk-free rate
Assumptions used for valuation
Significant unobservable input, liabilities	4.72	4.07
Contingent copper consideration | Reversion factor
Assumptions used for valuation
Significant unobservable input, liabilities	11.55	11.55